Investment Properties (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Investment properties (Textual)
Fair value measurements of investment properties, description	For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 86.21 for to the year ended June 30, 2021, arriving at ARS 243.89. Over the long term, the model assumes a nominal depreciation rate of the Argentine peso of 21.1%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 47.9% and leveling off at around 23.2% in 5 years.	For the next 5 years the Group considered an average exchange rate ARS/USD with increasing trend that begins at ARS 48.47 for to the year ended June 30, 2020, arriving at ARS 72.16. Over the long term, the model assumes a nominal depreciation rate of the Argentine peso of 5.7%, estimated based on the projected inflation rates of Argentina and US. The inflation considered shows a decreasing trend, beginning at 44.5% and leveling off at around 8% in 5 years.
Advance rent received	$ 113,500	$ 117,600
Sale of office building	573,006
Net realized gain from fair value on investment properties	665,873	467,552	$ 7,088	$ 15,928
Caballito Ferro land [Member]
Investment properties (Textual)
Monetary benefit	3,844
Non-monetary benefit	359,939
Sale of office building	573,006		$ 23,016
Attributable to deconsolidation	270,916
Amount of deconsolidation	196,636
La Maltería SA [Member]
Investment properties (Textual)
Amount of deconsolidation	196,636
200 Della Paolera [Member]
Investment properties (Textual)
Sale of office building	92,867
Costs [Member]
Investment properties (Textual)
Depreciation charges on investment properties	$ 14,815	$ 12,721